PERSONNEL, SOCIAL CHARGES AND BENEFITS	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
PERSONNEL, SOCIAL CHARGES AND BENEFITS
16. PERSONNEL, SOCIAL CHARGES AND BENEFITS
16.a. Accounting policy
Salaries, remunerations and profit sharing are negotiated in collective bargaining agreements, with the corresponding social charges and contributions added by the accrual basis. The profit-sharing program for employees is based on the Company's operating and financial goals, and a provision is recognized when the assumptions for its accounting are satisfied.
Personnel costs and expenses, social charges and benefits are recorded as cost of services provided, commercial expenses or general and administrative expenses (Note 26.).
16.b. Breakdown

	12.31.2025	12.31.2024
Social charges and benefits	645,291	614,595
Profit sharing	533,219	514,902
Share-based payment plans (Note 30.)	154,736	126,019
Salaries and wages	94,518	46,747
Other	31,611	11,650
Total	1,459,375	1,313,913

Current	1,346,202	1,238,452
Non-current	113,173	75,461